POST-EMPLOYMENT BENEFITS	12 Months Ended
Dec. 31, 2025
Employee Benefits [Abstract]
POST-EMPLOYMENT BENEFITS	POST-EMPLOYMENT BENEFITS
The partnership maintains several defined benefit pension plans within its industrials and infrastructure services segments. These plans are administered in various countries, the most significant of which is in the United States. These benefits are provided through various financial institutions and the estimated net post-employment benefit costs are accrued during the employees’ credited service periods. The obligations under these defined benefit pension plans are determined periodically through the preparation of actuarial valuations.
The following table summarizes the present value of the defined benefit pension plan obligation and the fair values of plan assets as at December 31, 2025 and 2024:

(US$ MILLIONS)	2025	2024
Fair value of plan assets at end of year	$472	$419
Defined benefit obligation at end of year	(633)	(592)
Net liability at end of year (1)	$(161)	$(173)
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(1)The net liabilities of $161 million (2024: $173 million) for the defined benefit pension plan, together with net liabilities for other post-employment benefits of $33 million (2024: $31 million) are recorded within Accounts payable and other, within the consolidated statements of financial position. See Note 15 for further information.
The defined benefit pension plans expose the partnership’s subsidiaries to certain actuarial risks such as investment risk, interest rate risk and compensation risk. The present value of the defined benefit pension plan obligation is calculated using a discount rate. If the return on plan assets is below this rate, a plan deficit occurs. The partnership’s subsidiaries mitigate this investment risk by establishing a sound investment policy to be followed by the investment manager. The investment policy requires plan assets to be invested in a diversified portfolio and is set based on both asset return and local statutory requirements. The most significant assumptions used in projecting the defined benefit obligation are the discount rate and rate of compensation which range from 1.8% to 10.6% and 1.0% to 5.0%, respectively (2024: 1.2% to 9.2% and 1.0% to 5.0%, respectively).
The benefit plans’ assets primarily comprise debt and equity instruments among other investments held within investment funds valued by independent third-party fund administrators on a recurring basis. As at December 31, 2025, the fair value of the plan assets was $472 million (2024: $419 million), of which $384 million related to plan assets classified as Level 2 on the fair value hierarchy (2024: $362 million).